AMOUNT DUE TO DIRECTORS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
AMOUNT DUE TO DIRECTORS
NOTE 4 - AMOUNT DUE TO DIRECTORS	The amount represented temporary advances to the Company by its directors, which was unsecured, interest-free and had no fixed terms of repayments.

As of December 31, 2020 and 2019, the Company owed to its directors in the amount of $199,949 and $83,377, respectively. The amounts are unsecured, non-interest bearing and have no fixed terms of repayment. Imputed interest from related party loans is not significant.

As of December 31, 2020 and 2019, the Company owed to the related company which is controlled by the Company’s directors in the amount of $0 and $22,840, respectively. The amounts are unsecured, non-interest bearing and have no fixed terms of repayment. Imputed interest from related party loans is not significant.